Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (806,883)	$ (116,987)	¥ (6,429,059)	¥ (3,176,914)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	204,207	29,607	213,082	115,354
Accretion related to convertible notes	0	0	0	21,334
Foreign exchange loss/(gain)	(36,937)	(5,355)	(7,689)	35,049
Share-based compensation	235,876	34,199	315,362	153,110
Loss on disposal of property and equipment	67,056	9,722	35,483	16,481
Extinguishment losses	0	0	0	29,141
Changes in fair value of warrant liabilities	0	0	44,457	(11,450)
Allowance for credit losses	26,228	3,803	0	0
Other non-cash charges	5,838	846	0	0
Changes in operating assets and liabilities:
Accounts receivable	26,753	3,879	(152,714)	(26,508)
Inventories	(67,412)	(9,774)	(151,041)	(224,983)
Advance to suppliers	2,876	417	(49,578)	(14,580)
Prepayments and other current assets	292,312	42,381	(363,965)	(18,345)
Operating lease right-of-use assets	820,454	118,955	(742,349)	(1,015,534)
Other non-current assets	78,870	11,434	(49,175)	(80,029)
Accounts payable	(171,935)	(24,928)	478,676	804,769
Salary and welfare payable	84,364	12,232	107,780	93,921
Advances from customers and deferred revenue	9,530	1,382	103,076	70,111
Accrued expenses and other current liabilities	152,636	22,130	164,625	182,376
Operating lease liabilities	(842,094)	(122,092)	747,118	991,000
Other non-current liabilities	5,627	816	69,373	0
Net cash (used in)/generated from operating activities	87,366	12,667	(5,666,538)	(2,055,697)
Investing activities:
Purchases of property and equipment	(126,887)	(18,397)	(451,608)	(248,476)
Proceeds from disposal of property and equipment	5,785	839	547	1,165
Purchases of short-term investments	(6,469,060)	(937,926)	(9,078,466)	(1,306,245)
Maturities of short-term investments	6,574,015	953,143	5,454,087	542,437
Purchases of long-term investments	(30,980)	(4,492)	0	0
Loans to related parties	0	0	(2,500)	(10,100)
Repayment of loans from related parties	0	0	12,600	0
Net cash used in investing activities	(47,127)	(6,833)	(4,065,340)	(1,021,219)
Financing activities:
Proceeds from short-term borrowings	13,782,873	1,998,329	9,558,649	1,444,638
Repayment of short-term borrowings	(12,665,941)	(1,836,389)	(7,672,124)	(210,117)
Proceeds from long-term borrowings	0	0	0	128,000
Repayment of long-term borrowings	(57,875)	(8,391)	(87,000)	(35,625)
Issuance of redeemable convertible preferred shares, net of issuance costs	0	0	6,646,458	2,171,263
Issuance of redeemable noncontrolling interests	70,000	10,149	30,000	0
Proceeds from initial public offering, net of issuance costs	0	0	589,959	0
Repurchase of ordinary shares	(17,742)	(2,572)	(2,912)	0
Advance from shareholders	0	0	0	158,506
Repayment of advance from shareholders	0	0	(20,390)	0
Proceeds from exercise of share-based awards	1,068	155	0	0
Net cash generated from financing activities	1,112,383	161,281	9,042,640	3,656,665
Effect of exchange rate changes on cash and cash equivalents and restricted cash	35,896	5,204	(90,778)	(67,860)
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,188,518	172,319	(780,016)	511,889
Cash and cash equivalents and restricted cash at the beginning of the year	670,432	97,204	1,450,448	938,559
Cash and cash equivalents and restricted cash at the end of the year	1,858,950	269,523	670,432	1,450,448
Supplemental disclosure of cash flow information:
Interest paid	133,731	19,389	77,100	13,037
Non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	9,196	1,333	12,341	29,489
Issuance of Series C1 redeemable convertible preferred shares upon conversion of convertible notes	0	0	0	628,709
Issuance of Series B4-1 redeemable convertible preferred shares upon exercise of warrants held by the Founder	0	0	0	203,771
Issuance of Series B4 redeemable convertible preferred shares upon exercise of warrants	0	0	359,832	0
Issuance of Series C1 redeemable convertible preferred shares upon the extinguishment of advance from shareholders	0	0	158,506	0
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	1,856,187	269,122	662,768	1,376,153
Restricted cash	2,763	$ 401	7,664	74,295
Cash and cash equivalents and restricted cash at the end of the year	¥ 1,858,950		¥ 670,432	¥ 1,450,448